Discontinued Operation (Tables)	6 Months Ended
Sep. 30, 2024
Discontinued Operation [Abstract]
Schedule of Discontinued Operations

The results of discontinued operations for the six months ended September 30, 2024 and 2023 are as follows:

	For the six months ended September 31,
	2024	2023
	USD	USD
Net Revenues	—	698
Operating costs and expenses	—	4,575
Loss from discontinued operations	—	(3,877)
Other income (expense), net	—	(28)
Loss before tax	—	(3,905)
Income tax provision	—	—
Net loss from discontinued operations, net of tax	—	(3,905)
Loss on sale of discontinued operations, net of taxes	—	(389,576)
Net loss from disposition subsidiaries	—	(393,481)